Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

As disclosed in the Company’s current report furnished on Form 6-K on January 13, 2025 and March 11, 2025, Lead Benefit (HK) Limited, a wholly-owned Hong Kong subsidiary of the Company, agreed to purchase 500 and 333 Bitcoins, respectively, on those dates (collectively, the “Bitcoin Transactions”). As of the date of these consolidated financial statements, the Company remains in negotiations with the vendor regarding the logistics and arrangements for the transfer of ownership of the Bitcoins. The Bitcoin Transactions have not yet been consummated, as the consideration has not been paid and ownership of the Bitcoins has not been transferred to the Company or its subsidiaries.

Additionally, as disclosed in the Company’s current report furnished on Form 6-K on May 23, 2025, the Company issued convertible promissory notes to Unit Meta AI Tech Limited and Gallant Witness Limited in the principal amount of US$37 million and US$37 million, respectively (the “CB Transactions”). As of the date of these consolidated financial statements, the Company is in negotiation with the respective convertible promissory notes holders in relation to the timing and logistics arrangement for the lending of the amount. The CB Transactions have not been consummated, and the noteholders have not disbursed the loan proceeds to the Company.

Except as disclosed above, the Company has evaluated all events subsequent to March 31, 2025 through the date these consolidated financial statements were available to be issued and, other than those described herein, has determined that there are no other material subsequent events requiring disclosure in these consolidated financial statements.